S000016241 [Member] Expense Example - ClearBridge Tactical Dividend Income Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 681
Expense Example, with Redemption, 3 Years	958
Expense Example, with Redemption, 5 Years	1,255
Expense Example, with Redemption, 10 Years	2,096
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	1,129
Expense Example, with Redemption, 10 Years	2,242
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,374
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	540
Expense Example, with Redemption, 5 Years	932
Expense Example, with Redemption, 10 Years	2,028
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	$ 1,247